Fixed assets and assets held for sale - Additional Information (Details) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 17, 2018 USD ($)	May 04, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 22, 2017 USD ($)	Dec. 31, 2017 USD ($)
Property Plant And Equipment
Above market acquired charters acquisition			$ 10,041
Vessels' Improvements
Property Plant And Equipment
Vessel improvement costs capitalized			$ 954	$ 944
M/T Anikitos
Property Plant And Equipment
DWT		50,082
Year Built		2016
Contracted price		$ 31,500
Cash consideration for acquisition of vessel		15,875
Fair value of vessels acquired		31,004
Above market acquired charters acquisition		496
M/T Anikitos | 2015 Credit Facility
Property Plant And Equipment
Fair value of the loan assumed		$ 15,625
M/T Aristaios
Property Plant And Equipment
DWT	113,689
Contracted price	$ 52,500
Cash consideration for acquisition of vessel	24,167
Fair value of vessels acquired	42,955
Above market acquired charters acquisition	9,545
M/T Aristaios | Aristaios Credit Facility
Property Plant And Equipment
Fair value of the loan assumed	$ 28,333
M/T Aristotelis
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement					$ 29,400
Delivery date					Apr. 25, 2018
Vessel's fair value less cost of sales						$ 28,862
Inventories						$ 165